Transactions with Members, Shareholders and Related Parties - Schedule of Receivable, Net (Details) - Intel - USD ($) $ in Millions	Dec. 26, 2020	Dec. 28, 2019
Intel receivable
Tax indemnity	$ 8	$ 10
Total	8	10
Intel payable
Tax indemnity	(2)	(4)
Total	(2)	(4)
Total, net	$ 6	$ 6